Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Plant and Equipment [Abstract]
Schedule of plant and equipment
	Furniture and equipment	Computer hardware and software	Vehicles	Leasehold Improvements	Production molds deposit	Total

Cost:
At December 31, 2015	$16,438	$-	$-	$-	$-	$16,438
Additions	27,771	18,897	173,213	12,146	-	232,027
At December 31, 2016	44,209	18,897	173,213	12,146	-	248,465
Additions	246,634	54,757	216,837	89,055	914,060	1,521,343
December 31, 2017	290,843	73,654	390,050	101,201	914,060	1,769,808

Amortization:
At December 31, 2015	629	-	-	-	-	629
Charge for the year	6,483	2,514	11,666	1,904	-	22,567
At December 31, 2016	7,112	2,514	11,666	1,904	-	23,196
Charge for the year	181,495	24,633	74,098	72,703	-	352,929
At December 31, 2017	188,607	27,147	85,764	74,607	-	376,125

Net book value:
At December 31, 2016	$37,097	$16,383	$161,547	$10,242	$-	$225,269
At December 31, 2017	$102,237	$46,507	$304,286	$26,594	$914,060	$1,393,683